Leases-Lessor (Future Minimum Lease Income Under Noncancelable Operating Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Leases-Lessor [Abstract]
2013	¥ 1,880
2014	1,049
2015	482
2016	312
2017	79
Thereafter	19
Total minimum lease income	¥ 3,821